Deferred income tax (Tables)	12 Months Ended
Dec. 31, 2024
Deferred income tax
Summary of deferred tax reconciliation

						Unutilized
	Property,					capital
	plant and	Intangible		Lease	Right-of-use	allowances	Finance costs
	equipment	assets	Provisions	liability	assets	and tax losses	and other	Total
	$'000	$'000	$'000	$'000	$'000	$'000	$'000	$'000
Net deferred income tax
At January 1, 2022	(166,020)	(166,157)	69,428	144,972	(138,846)	92,847	5,721	(158,055)
Additions through business combinations	(61,184)	(76,680)	—	—	—	—	—	(137,864)
Tax income	49,634	59,702	3,859	2,737	8,752	27,429	31,742	183,855
Foreign exchange and other movements	4,831	5,516	(1,638)	5,965	(5,713)	(1,560)	(486)	6,915
At December 31, 2022	(172,739)	(177,619)	71,649	153,674	(135,807)	118,716	36,977	(105,149)

At January 1, 2023	(172,739)	(177,619)	71,649	153,674	(135,807)	118,716	36,977	(105,149)
Tax income/(charge)	24,045	(9,239)	(8,943)	17,322	(12,090)	(9,737)	5,544	6,902
Foreign exchange and other movements	36,443	42,111	(12,482)	(36,434)	32,198	(26,550)	(10,359)	24,927
At December 31, 2023	(112,251)	(144,747)	50,224	134,562	(115,699)	82,429	32,162	(73,320)

At January 1, 2024	(112,251)	(144,747)	50,224	134,562	(115,699)	82,429	32,162	(73,320)
Tax income/(charge)	(9,267)	8,519	(1,496)	2,728	(1,818)	41,928	909	41,503
Foreign exchange and other movements	42,743	12,686	(9,899)	32,161	(33,480)	(23,624)	(15,875)	4,712
At December 31, 2024	(78,775)	(123,542)	38,829	169,451	(150,997)	100,733	17,196	(27,105)

Classified as:
At December 31, 2023
Deferred Income tax assets	(4,807)	23,386	3,490	84,886	(73,400)	30,668	(437)	63,786
Deferred Income tax liabilities	(107,444)	(168,133)	46,734	49,676	(42,299)	51,761	32,599	(137,106)
	(112,251)	(144,747)	50,224	134,562	(115,699)	82,429	32,162	(73,320)
At December 31, 2024
Deferred Income tax assets	(57,208)	253	21,156	99,029	(87,763)	74,289	23,589	73,345
Deferred Income tax liabilities	(21,567)	(123,795)	17,673	70,422	(63,234)	26,444	(6,393)	(100,450)
	(78,775)	(123,542)	38,829	169,451	(150,997)	100,733	17,196	(27,105)